Supplement to the
Fidelity® Select Portfolios®
Defense and Aerospace Portfolio
April 29, 2025
Summary Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Clayton Pfannenstiel (Co-Portfolio Manager) has managed the fund since 2021.
Effective January 31, 2026, Mr. Pfannenstiel will no longer serve as Co-Portfolio Manager of the fund and Mr. Haggerty will assume sole portfolio manager responsibilities.
Todd Haggerty (Co-Portfolio Manager) has managed the fund since 2025.
DEF-SUSTK-0725-102 1.9880382.102	July 31, 2025